FAIR VALUE MEASUREMENT (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of derivative instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Income on Derivatives	$ (4,369,173)	$ (5,750,981)	$ 1,656,928
Foreign exchange option contracts
Effect of derivative instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Income on Derivatives	428,340	(6,933,353)	6,636,821
Foreign exchange forward contracts
Effect of derivative instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Income on Derivatives	$ (4,797,513)	$ 1,182,372	$ (4,979,893)